Summary of Significant Accounting Policies - Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements (Details)	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member] | AUD [Member]
Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements [Line Items]
Average Exchange Rate	0.66	0.69
Minimum [Member] | SGD [Member]
Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements [Line Items]
Average Exchange Rate		1.02	[1]
Maximum [Member] | AUD [Member]
Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements [Line Items]
Average Exchange Rate	0.68	0.68
Maximum [Member] | SGD [Member]
Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements [Line Items]
Average Exchange Rate		1.02	[1]

[1]	Through 4/30/2022 (account closure date)